Exhibit 99.9 Schedule 3

Seller Loan ID	Dummy ID	Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category	Reviewer Loan ID	Deal
xx	900000103		327_184_19042	19042	Credit		Transaction Ineligible	Transaction is ineligible due to project allowing for short-term rentals vs program requirement that the subject project may not include any units offering daily, weekly or monthly rentals. .. The exception status is currently Acknowledged by Client. Lender provided approved exception dated prior to origination and all lender compensating factors have been documented and validated. This finding is non-material and will be rated a B for all agencies.		(2022-04-08) This finding is non-material and will be rated a B for all agencies.	FICO is higher than guidelines. FICO is: 728 and the guideline is:660.; UW Guides require 8.00 months reserves, loan qualified with 180.38 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes		xx	xx
xx	900000067	341_98_16810	16810	Credit	Debt Service Coverage Ratio below guideline minimum	Debt Service Coverage Ratio of 0.91 is below guideline minimum of 1.00. Lender incorrectly calculated gross rent as $8,000, using market rent of $1,750 for unit 3 and $2,500 for unit 4 from appraisal, rather than actual rent of $843 for unit 3 and $800 for unit 4. Lender incorrectly calculated gross rent as $8,000, using market rent of $1,750 for unit 3 and $2,500 for unit 4 from appraisal, rather than actual rent of $843 for unit 3 and $800 for unit 4. Lender granted exception to permit use of market rent for units 3 and 4 with leases expiring 06/xx/2022.	(2022-03-29) "The appraiser has noted on page 2 that no lease agreements were provided to substantiate the actual rents therefore market rents used to calculate monthly income. This method of calculation is acceptable when no lease agreements are provided per the guidelines. Uploaded appraisal and DSCR reflecting meets the DSCR ratio. "	(2022-06-27) Lender provided approved exception and all lender compensating factors have been documented and validated, warranting the exception to the related guideline requirement. This finding is deemed non-material and will be rated a B for all agencies.
										(2022-03-29) Lender provided the Appraisal, as well as DSCR calculations. However, lender incorrectly calculated gross rent as $8,000, using market rent of $1,750 for unit 3 and $2,500 for unit 4 from appraisal, rather than actual rent of $843 for unit 3 and $800 for unit 4. Per guidelines, the Subject Property’s gross rental income is the lower of (1) the rental value of the property from a rental addendum prepared by the appraiser that determined the market value of the Subject Property; and (2) if the Subject Property will be leased as of the Date of the Loan, the actual rent for which the Subject Property if leased. In this case, unexpired leases were provided for 2 of the units which were lower than the market rent. Condition remains.	FICO is higher than guidelines. FICO is: 740 and the guideline is:680.; UW Guides require 10.00 months reserves, loan qualified with 85.27 months reserves.	Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Not Applicable		xx	xx
xx	900000094		352_54_12076	12076	Credit		Missing Loan Agreement	Loan agreement not located in file.		(2022-05-06) Exception rescinded due to no Lender guideline requirement.	UW Guides require 12.00 months reserves, loan qualified with 72.95 months reserves.; FICO is higher than guidelines. FICO is: 694 and the guideline is:660.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable		xx	xx
xx	900000094		352_54_12747	12747	Credit		Missing Rent Loss Coverage - Property 1	Hazard Insurance Policy does not reflect rent loss coverage xx.		(2022-05-06) Exception rescinded due to no Lender guideline requirement.	UW Guides require 12.00 months reserves, loan qualified with 72.95 months reserves.; FICO is higher than guidelines. FICO is: 694 and the guideline is:660.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Not Applicable		xx	xx
xx	900000070		352_64_16810	16810	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverage Ratio of 0.61 is below guideline minimum of 0.75.		(2022-06-10) DSCR recalculated to 0.81. Finding is cleared.		Cleared	3	3	1	1	C	A	C	A	C	A	C	A	C	A	Not Applicable		xx	xx
xx	900000070		352_64_11981	11981	Credit		Missing Guaranty Agreement - Borrower 1	Missing Guarantor Agreements for guarantor xx. Operating Agreement provided for xx guarantor xx owns 100.00% of xx.	(2022-05-18) Client uploaded guaranty agreement.	(2022-05-18) Received signed guaranty agreement- cleared. (2022-05-16) Lender provided copy of loan agreement not borrower's guaranty document.		Cleared	3	3	1	1	D	A	D	A	D	A	D	A	D	A	Not Applicable		xx	xx